Income Tax Provision (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Provision [Line Items]
Current Federal Tax Expense (Benefit)	$ (36.7)	$ (63.6)	$ 56.4
Current State and Local Tax Expense (Benefit)	5.1	(0.5)	8.1
Current Foreign Tax Expense (Benefit)	57.5	76.6	62.6
Current Income Tax Expense (Benefit)	25.9	12.5	127.1
Deferred Income Taxes and Tax Credits	(8.0)	(6.9)	15.7
Income Tax Expense (Benefit)	17.9	5.6	142.8
Income (Loss) from Continuing Operations before Income Taxes, Foreign	$ 118.2	$ 242.6	$ 169.6